Non-controlling interests - Change by subsidiary (Details) - EUR (€) € in Millions		12 Months Ended
	Sep. 06, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-controlling interests
Decrease due to business combinations		€ 54	€ (110)	€ 601
Banco Santander S.A. (Mexico)
Non-controlling interests
Percentage of voting equity interests acquired	16.69%
Ownership interest (as a percent)	91.65%
Decrease due to business combinations	€ 1,012
Metrovacesa S.A.
Non-controlling interests
Decrease in minority interest due to loss of control				€ 826